Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (in thousands)(5)	Adjusted EBITDA (in thousands)(6)	Net Revenue (in thousands)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2024	$7,904,631	$(2,181,012)	$2,604,263	$(139,030)	$60.79	$110.06	$(420,448)	$92,374	$544,482
2023	$8,216,442	$(4,432,027)	$2,188,452	$505,401	$286.77	$106.37	$16,870	$163,208	$665,920
2022	$7,748,317	$(6,366,994)	$1,005,692	$(1,136,768)	$1,016.47	$148.76	$35,569	$195,234	$747,596
2021	$2,297,870	$51,641,122	$701,789	$16,500,595	$1,864.50	$198.09	$54,884	$75,613	$313,579

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Stone was the Principal Executive Officer (“PEO”) for each of fiscal year 2021, 2022, 2023, and 2024.The dollar amounts reported under Average Summary Compensation Table Total for Non-PEO NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The dollar amounts reported under Average Compensation Actually Paid for Non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The adjustments noted in Note 2 above were made to average total compensation for the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. For 2024, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this Proxy Statement. For 2023, reflects compensation information for Mr. Garrison, Mr. Kanagaratnam, Mr. Miller, and Mr. Gillis. For 2022, reflects compensation information for Mr. Garrison, Mr. Miller, Mr. Gillis, and Ms. Christine Collins, former CTO.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the companies referenced in our CD&A in this Proxy Statement.
PEO Total Compensation Amount	$ 7,904,631	$ 8,216,442	$ 7,748,317	$ 2,297,870
PEO Actually Paid Compensation Amount	$ (2,181,012)	(4,432,027)	(6,366,994)	51,641,122
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of March 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details these adjustments:

		PEO
		FY 2022	FY 2023	FY 2024
SCT Total		$7,748,317	$8,216,442	$7,904,631
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(6,500,000)	$(7,500,000)	$(7,225,000)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(b)(i)	$4,156,000	$3,429,608	$638,227
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)(ii)	$(8,193,902)	$(5,159,759)	$(2,335,605)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)(iii)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)(iv)	$(3,577,409)	$(3,418,318)	$(1,163,265)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)(v)	$—	$—	$—
Compensation Actually Paid		$(6,366,994)	$(4,432,027)	$(2,181,012)
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 2,604,263	2,188,452	1,005,692	701,789
Non-PEO NEO Average Compensation Actually Paid Amount	$ (139,030)	505,401	(1,136,768)	16,500,595
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of March 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details these adjustments:

		PEO
		FY 2022	FY 2023	FY 2024
SCT Total		$7,748,317	$8,216,442	$7,904,631
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(6,500,000)	$(7,500,000)	$(7,225,000)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(b)(i)	$4,156,000	$3,429,608	$638,227
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)(ii)	$(8,193,902)	$(5,159,759)	$(2,335,605)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)(iii)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)(iv)	$(3,577,409)	$(3,418,318)	$(1,163,265)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)(v)	$—	$—	$—
Compensation Actually Paid		$(6,366,994)	$(4,432,027)	$(2,181,012)
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

		NEO
		FY 2022	FY 2023	FY 2024
SCT Total		$1,005,692	$2,188,452	$2,604,263
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(500,000)	$(1,711,613)	$(2,075,000)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$711,412	$1,098,100	$138,038
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(1,251,148)	$(543,874)	$(466,828)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$40,228	$5,143	$103,549
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,142,952)	$(530,807)	$(301,972)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$(141,080)
Compensation Actually Paid		$(1,136,768)	$505,401	$(139,030)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Revenue
TSR

Total Shareholder Return Amount	$ 60.79	286.77	1,016.47	1,864.5
Peer Group Total Shareholder Return Amount	110.06	106.37	148.76	198.09
Net Income (Loss)	$ (420,448,000)	$ 16,870,000	$ 35,569,000	$ 54,884,000
Company Selected Measure Amount	92,374,000	163,208,000	195,234,000	75,613,000
PEO Name	Mr. Stone
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported represent non-GAAP adjusted EBITDA, which is calculated as GAAP net earnings or loss excluding various cash and non-cash expenses, including interest expense, foreign transaction gains (losses), debt financing and non-cash related expenses, debt discount and non-cash debt settlement expense, gain or loss on extinguishment of debt, income taxes, asset impairment charges, depreciation and amortization, stock-based compensation expense, change in fair value of derivatives, and fees and expenses related to acquisitions.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	544,482	665,920	747,596	313,579
Name	Revenue
Non-GAAP Measure Description	The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year.
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,225,000)	$ (7,500,000)	$ (6,500,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,227	3,429,608	4,156,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,335,605)	(5,159,759)	(8,193,902)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,163,265)	(3,418,318)	(3,577,409)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,075,000)	(1,711,613)	(500,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,038	1,098,100	711,412
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(466,828)	(543,874)	(1,251,148)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,549	5,143	40,228
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,972)	(530,807)	(1,142,952)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (141,080)	$ 0	$ 0